Related party balances and transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due from related parties	$ 29,983
Ji Meng [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due from related parties	10,439
Qing Tang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due from related parties
Zuogang Luo [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due from related parties	$ 19,544